Inventories, Net - Schedule of Movement of Inventory Provision /(Reversal) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Schedule of Movement of Inventory Provision /(Reversal) [Abstract]
At beginning of year	¥ 543		¥ 389	¥ 612
Provision/(reversal)	358	$ 52	154	(223)
Disposal of a subsidiary	(190)
At end of year	¥ 711		¥ 543	¥ 389